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                                   SUPPLEMENT
                             DATED AUGUST 18, 2006
             TO THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
            FOR HARTFORD HLS SERIES FUND II, INC., DATED MAY 1, 2006

This supplement amends the SAI of Hartford HLS Series Fund II, Inc., dated May 1, 2006. The SAI is revised as follows:

Under the heading "Investment Management Arrangements" on page 32 of the SAI, the following paragraphs are inserted after the first full paragraph:

SHAREHOLDER MEETING FOR HARTFORD BLUE CHIP STOCK HLS FUND At a meeting held on August 1-2, 2006, the Board of Directors of Hartford HLS Series Fund II, Inc. unanimously approved on behalf of Hartford Blue Chip Stock HLS Fund (the "Fund"), a sub-advisory agreement (the "Agreement") between HL Investment Advisors, LLC ("HL Advisors"), the Fund's investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"). Pursuant to the Agreement, Hartford Investment Management would serve as sole sub-adviser to the Fund, and would manage the Fund's assets. Because Hartford Investment Management is an affiliate of the Fund's investment adviser, the Agreement will not take effect unless approved by shareholders of the Fund. The Board also approved the termination of the sub-advisory agreement between HL Advisors and
T. Rowe Prices Associates, Inc., the current sub-adviser to the Fund, subject to the approval of the Agreement by shareholders.

The Board of Directors has called for a Special Meeting of Shareholders of the Fund (the "Meeting") to be held on or about October 24, 2006, for the purpose of seeking approval of the Agreement.

A proxy statement containing detailed information concerning the proposal under consideration is expected to be mailed to Fund shareholders in September 2006, and may also be obtained at that time by contacting the Hartford HLS Funds at P.O. Box 2999, Hartford, CT 06104-2999.

PROPOSED REORGANIZATIONS OF HARTFORD CAPITAL OPPORTUNITIES HLS FUND AND HARTFORD LARGE CAP GROWTH HLS FUND INTO HARTFORD BLUE CHIP STOCK HLS FUND At a meeting held on August 1-2, 2006, the Board of Directors of Hartford HLS Series Fund II, Inc. unanimously approved on behalf of Hartford Blue Chip Stock HLS Fund ("Blue Chip Fund"), Hartford Capital Opportunities HLS Fund ("Capital Opportunities Fund" or "Acquired Fund"), and Hartford LargeCap Growth HLS Fund ("LargeCap Growth Fund" or "Acquired Fund") the reorganization of the Capital Opportunities Fund with and into the Blue Chip Fund and the reorganization of the LargeCap Growth Fund with and into the Blue Chip Fund (each a "Reorganization," and collectively, the "Reorganizations"). In connection with the Reorganizations, the Blue Chip Fund will be renamed the Hartford LargeCap Growth HLS Fund.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the "Meeting") to be held on or about January 23, 2007, for the purpose of seeking the approval of each Agreement and Plan of Reorganization ("Reorganization Agreement") by the shareholders of the respective Acquired Fund.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund with and into the Blue Chip Fund in exchange for shares of the Blue Chip Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Blue Chip Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Blue Chip Fund to the shareholders of each Acquired Fund in complete liquidation of the Acquired Funds. Each shareholder of an Acquired Fund would receive shares of the Blue Chip Fund having equal net asset value of the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganizations.

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A proxy statement containing detailed information concerning the Reorganizations is expected to be mailed to the Acquired Funds' shareholders in November 2006, and may also be obtained at that time by contacting the Hartford HLS Funds at P.O. Box 2999, Hartford, CT 06104-2999.

SHAREHOLDER MEETING FOR HARTFORD MIDCAP STOCK HLS FUND At a meeting held on August 1-2, 2006, the Board of Directors of Hartford HLS Series Fund II, Inc. unanimously approved on behalf of Hartford MidCap Stock HLS Fund (the "Fund"), a sub-advisory agreement (the "Agreement") between HL Investment Advisors, LLC ("HL Advisors"), the Fund's investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"). Pursuant to the Agreement, Hartford Investment Management would serve as sole sub-adviser to the Fund, and would manage the Fund's assets. Because Hartford Investment Management is an affiliate of the Fund's investment adviser, the Agreement will not take effect unless approved by shareholders of the Fund. The Board also approved the termination of the sub-advisory agreement between HL Advisors and Northern Capital Management, LLC, the current sub-adviser to the Fund, subject to the approval of the Agreement by shareholders.

The Board of Directors has called for a Special Meeting of Shareholders of the Fund (the "Meeting") to be held on or about November 16, 2006, for the purpose of seeking approval of the Agreement.

A proxy statement containing detailed information concerning the proposal under consideration is expected to be mailed to Fund shareholders in September 2006, and may also be obtained at that time by contacting the Hartford HLS Funds at P.O. Box 2999, Hartford, CT 06104-2999.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

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